Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Share capital	Other equity instruments	Additional paid in capital	Accumulated deficit	Accumulated other comprehensive income
Balance at Mar. 31, 2010	$ 83,292	$ 293,609	$ 9,825	$ 3,998	$ (242,367)	$ 18,227
Balance (in shares) at Mar. 31, 2010		38,494,475
Increase (Decrease) in Shareholders' Equity
Issue of common shares on exercise of stock options	3,298	5,115		(1,817)
Issue of common shares on exercise of stock options (in shares)		472,414
Issue of common shares on exercise of performance share units		3,239	(3,239)
Issue of common shares on exercise of performance share units (in shares)		241,825
Issue of common shares on exercise of warrants	9,509	13,853	(4,344)
Issue of common shares on exercise of warrants (in shares)		858,221
Cancellation of common shares	(895)	(895)
Cancellation of common shares (in shares)		(52,131)
Reclassification of fair value of expired warrants			(2,413)	2,413
Issue of common shares on public offering	121,756	121,756
Issue of common shares on public offering (in shares)	662,108	6,957,500
Share issue costs	(6,069)	(6,069)
Stock-based compensation	4,923		4,376	547
Net loss for the year	(42,142)				(42,142)
Other comprehensive income (loss)	7,414					7,414
Balance at Mar. 31, 2011	181,086	430,608	4,205	5,141	(284,509)	25,641
Balance (in shares) at Mar. 31, 2011		46,972,304
Increase (Decrease) in Shareholders' Equity
Issue of common shares on exercise of stock options	1,816	2,810		(994)
Issue of common shares on exercise of stock options (in shares)		225,845
Issue of common shares on exercise of performance share units		3,799	(3,799)
Issue of common shares on exercise of performance share units (in shares)		391,612
Issue of common shares in connection with acquisitions	23,052	23,052
Issue of common shares in connection with acquisitions (in shares)		915,021
Cancellation of common shares	(1,258)	(403)			(855)
Cancellation of common shares (in shares)		(49,181)
Issue of common shares on public offering (in shares)	568,276
Stock-based compensation	6,058		5,706	352
Net loss for the year	(45,794)				(45,794)
Other comprehensive income (loss)	(12,370)					(12,370)
Balance at Dec. 31, 2011	152,590	459,866	6,112	4,499	(331,158)	13,271
Balance (in shares) at Dec. 31, 2011		48,455,601
Increase (Decrease) in Shareholders' Equity
Issue of common shares on exercise of stock options	969	1,492		(523)
Issue of common shares on exercise of stock options (in shares)		93,044
Issue of common shares on exercise of performance share units		6,597	(6,597)
Issue of common shares on exercise of performance share units (in shares)		420,446
Issue of common shares on public offering	273,556	273,556
Issue of common shares on public offering (in shares)	513,490	6,325,000
Share issue costs	(8,126)	(8,126)
Stock-based compensation	12,121		9,713	2,408
Net loss for the year	(98,774)				(98,774)
Other comprehensive income (loss)	3,745					3,745
Balance at Dec. 31, 2012	$ 336,081	$ 733,385	$ 9,228	$ 6,384	$ (429,932)	$ 17,016
Balance (in shares) at Dec. 31, 2012		55,294,091